Fair Value Measurements (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 30, 2025	Dec. 30, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	$ 230,927,099	$ 206,485,860
Prudential Core Plus Bond Fund Trust Class 5
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
Boston Partners Large Cap Value Equity Collective Trust Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
Invesco Stable Value Trust Class B1
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	12 months	12 months
LSV U.S. Small Cap Value Equity Tier 7
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
Principal Diversified Real Asset Collective Investment Trust Tier 1
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
William Blair Small Mid Cap Growth Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
State Street Russell Small/Mid Cap Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
State Street U.S. Bond Index NL Series Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
State Street S&P 500 Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
State Street Global All Cap Equity Ex U.S. Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
Winslow Large Cap Growth Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
JP Morgan US Government Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day
T. Rowe Price Retirement 2005 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
T. Rowe Price Retirement 2010 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
T. Rowe Price Retirement 2015 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
T. Rowe Price Retirement 2020 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
T. Rowe Price Retirement 2025 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
T. Rowe Price Retirement 2030 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
T. Rowe Price Retirement 2035 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
T. Rowe Price Retirement 2040 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
T. Rowe Price Retirement 2045 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
T. Rowe Price Retirement 2050 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
T. Rowe Price Retirement 2055 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
T. Rowe Price Retirement 2060 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
T. Rowe Price Retirement 2065 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day	1 day
T. Rowe Price Retirement 2070 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption notice period	1 day
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	$ 201,007,164	$ 174,912,791
Fair Value Measured at Net Asset Value Per Share | Prudential Core Plus Bond Fund Trust Class 5
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	4,742,757	4,841,499
Fair Value Measured at Net Asset Value Per Share | Boston Partners Large Cap Value Equity Collective Trust Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	7,638,361	6,637,986
Fair Value Measured at Net Asset Value Per Share | Invesco Stable Value Trust Class B1
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	11,587,070	11,421,301
Fair Value Measured at Net Asset Value Per Share | LSV U.S. Small Cap Value Equity Tier 7
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	735,654	1,014,352
Fair Value Measured at Net Asset Value Per Share | Principal Diversified Real Asset Collective Investment Trust Tier 1
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	865,326	1,209,135
Fair Value Measured at Net Asset Value Per Share | William Blair Small Mid Cap Growth Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	3,412,146	4,190,657
Fair Value Measured at Net Asset Value Per Share | State Street Russell Small/Mid Cap Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	13,918,043	12,451,733
Fair Value Measured at Net Asset Value Per Share | State Street U.S. Bond Index NL Series Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	3,532,005	4,125,426
Fair Value Measured at Net Asset Value Per Share | State Street S&P 500 Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	30,138,218	25,334,160
Fair Value Measured at Net Asset Value Per Share | State Street Global All Cap Equity Ex U.S. Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	5,010,090	3,640,128
Fair Value Measured at Net Asset Value Per Share | Winslow Large Cap Growth Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	23,163,203	20,457,972
Fair Value Measured at Net Asset Value Per Share | JP Morgan US Government Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	318,164
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2005 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	133,121	26,154
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2010 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	24,653	20,362
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2015 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	686,163	639,719
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2020 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	3,347,932	2,897,676
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2025 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	13,740,537	13,519,160
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2030 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	14,379,244	11,424,988
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2035 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	15,490,167	13,033,053
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2040 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	12,075,304	9,882,530
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2045 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	10,712,930	8,892,982
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2050 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	12,663,643	9,437,762
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2055 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	7,181,973	5,809,708
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2060 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	3,813,426	3,079,375
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2065 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	1,599,999	$ 924,973
Fair Value Measured at Net Asset Value Per Share | T. Rowe Price Retirement 2070 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	$ 97,035